Basic and Diluted Net Loss Per Common Stock (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss from continuing operations attributable to ordinary shareholders	$ (15,547)	$ (14,533)	$ (3,861)
Net loss from discontinued operations	$ (1,317)	$ (7,326)	$ (18,057)
Weighted-average shares used in computing net loss per share, basic and diluted	236,645,676	135,900,869	115,954,501
Net loss per share from continuing operations, basic and diluted	$ (0.07)	$ (0.11)	$ (0.03)
Net income (loss) per share from discontinued operations, basic and diluted	$ (0.01)	$ (0.05)	$ (0.16)